Performance Management	Jul. 29, 2025
BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Brandes International Equity Fund, a series of Brandes Investment Trust, was the predecessor to the Fund (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on August 5, 2024, following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies.
Performance Additional Market Index [Text]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Bar Chart [Heading]	Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]
Best Quarter	4Q 2020	22.49%
Worst Quarter	1Q 2020	-31.03%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was 10.76%.

Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Table Closing [Text Block]

Class R6 shares were first offered by the Predecessor Fund on February 1, 2016. Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	10.76%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Brandes Global Equity Fund, a series of Brandes Investment Trust, was the predecessor to the Fund (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on August 5, 2024, following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies.
Performance Additional Market Index [Text]	Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Bar Chart [Heading]	Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]
Best Quarter	4Q 2020	22.65%
Worst Quarter	1Q 2020	-29.45%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was 7.90%.

Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Table Closing [Text Block]	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807
BRANDES GLOBAL EQUITY FUND | Class I | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	7.90%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Brandes Emerging Markets Value Fund, a series of Brandes Investment Trust, was the predecessor to the Fund (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on August 5, 2024, following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies.
Performance Additional Market Index [Text]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Bar Chart [Heading]	Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]
Best Quarter	4Q 2020	21.78%
Worst Quarter	1Q 2020	-34.10%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was 4.86%.

Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Table Closing [Text Block]

Class R6 shares were first offered by the Predecessor Fund on July 11, 2016. Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807 (toll free)
BRANDES EMERGING MARKETS VALUE FUND | Class I | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	4.86%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.78%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Brandes International Small Cap Equity Fund, a series of Brandes Investment Trust, was the predecessor to the Fund (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on August 5, 2024, following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies.
Performance Additional Market Index [Text]	Effective August 27, 2024, the Fund changed its secondary performance index from the S&P Developed ex U.S. Small Cap Index to the MSCI ACWI Ex-USA Small Cap Value Index as the Adviser believes the MSCI ACWI Ex-USA Small Cap Value Index better aligns with the Fund’s investment objective and strategies.
Bar Chart [Heading]	Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]
Best Quarter	4Q 2020	22.80%
Worst Quarter	1Q 2020	-28.38%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was 10.47%.

Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Table Closing [Text Block]

Class R6 shares were first offered by the Predecessor Fund on June 27, 2016. Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807 (toll free)
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	10.47%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.80%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Brandes Small Cap Value Fund, a series of Brandes Investment Trust, was the predecessor to the Fund (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on August 5, 2024, following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as required by relevant disclosure rules, and an additional index that the Fund believes better aligns with the Fund’s investment objective and strategies.
Performance Additional Market Index [Text]	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Index to the Russell 3000 Index in connection with recent changes to regulatory disclosure requirements.
Bar Chart [Heading]	Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]
Best Quarter	4Q 2020	27.10%
Worst Quarter	1Q 2020	-23.30%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was -6.48%.

Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Table Closing [Text Block]

The performance information shown for periods before January 2, 2018 is that of a private investment fund managed by the Adviser (the “Private Investment Fund”) with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Predecessor Fund. The Predecessor Fund acquired the assets and assumed the liabilities of the Private Investment Fund on January 2, 2018, and investors in the Private Investment Fund received Class I shares of the Predecessor Fund as part of the reorganization. Class A shares reflect the gross expenses of the Private Investment Fund restated to reflect the Class A sales load and Rule 12b-1 fees.

The Private Investment Fund was not a registered mutual fund and so was not subject to the same operating expenses or investment and tax restrictions as the Predecessor Fund; therefore the Predecessor Fund would have had different performance results. The performance of the Private Investment Fund prior to January 2, 2018 is based on calculations that are different than the standardized method of calculations specified by the United States Securities and Exchange Commission (the “SEC”). If the Private Investment Fund’s performance had been readjusted to reflect the Predecessor Fund’s expenses, the performance would have differed. The Private Investment Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807
BRANDES SMALL CAP VALUE FUND | Class I | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	(6.48%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Brandes Core Plus Fixed Income Fund, a series of Brandes Investment Trust, was the predecessor to the Fund (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on August 5, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807 (toll free).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]
Best Quarter	4Q 2023	6.65%
Worst Quarter	1Q 2022	-4.99%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was 2.62%.

Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Table Closing [Text Block]

Class R6 shares of the Predecessor Fund were first offered on October 10, 2017. Prior to the offering of Class R6 shares, the performance shown for Class R6 shares reflects the performance of Class I shares, restated to reflect Class R6 sales loads and expenses.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807 (toll free)
BRANDES CORE PLUS FIXED INCOME FUND | Class I | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	2.62%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Predecessor Fund reorganized into the Fund on August 5, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the Predecessor Fund until August 5, 2024, after which performance shown is that of the Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling 1-800-395-3807. Performance does not reflect the fees charged in the wrap program.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31,
Bar Chart Closing [Text Block]
Best Quarter	4Q 2023	7.65%
Worst Quarter	2Q 2022	-6.86%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was 2.49%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.brandesfunds.com
Performance Availability Phone [Text]	1-800-395-3807
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	recent quarterly return
Bar Chart, Year to Date Return	2.49%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022